Summary of Significant Accounting Policies - Schedule of Securities that were Excluded From the Diluted Per Share (Details) - shares	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	1,469,064		305,179		1,469,064		315,297		878,832		108,451
Options to purchase common stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	109,492		2,225		109,492		2,225		2,058		2,624
Warrants to purchase common stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	660,117		4,787		660,117		4,787		4,787		9,150
Series C Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	52,905	[1]	72,614	[1]	52,905	[1]	72,614	[1]	78,838	[2]	72,614	[2]
Series D Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		[3]	103,734	[3]		[3]	103,734	[3]	103,734	[4]		[4]
Series E Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	646,550	[5]		[5]	646,550	[5]		[5]	650,000	[6]		[6]
Convertible notes and related accrued interest [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		[7]	121,819	[7]		[7]	131,937	[7]	39,415	[8]	11,363	[8]

[1]	Assumed the Series C convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $48.20 per share.
[2]	Assumed the Series C convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $48.20 per share.
[3]	Assumed the Series D convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $48.20 per share.
[4]	Assumed the Series D convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $48.20 per share.
[5]	Assumed the Series E convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $30.00 per share.
[6]	Assumed the Series E convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $30.00 per share.
[7]	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $20.00 per share for the three and six months ended June 30, 2025.
[8]	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $20.00 per share for the years ended December 31, 2025. Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $225.00 per share for the year ended December 31, 2024.